General (Narrative) (Details) $ / shares in Units, $ in Thousands		1 Months Ended	8 Months Ended	12 Months Ended
	Feb. 07, 2023 USD ($) $ / shares shares	Nov. 28, 2022 ₪ / shares	Oct. 31, 2022 USD ($)	Dec. 31, 2023 ₪ / shares	Dec. 31, 2023 USD ($) shares	May 31, 2023 ₪ / shares	Dec. 31, 2022 ₪ / shares	Dec. 31, 2022 USD ($) shares	Dec. 05, 2022 ₪ / shares
Disclosure of associates [line items]
Number of shares issued | shares	1,964,286				9,221,764			7,240,020
Par value per share | (per share)	$ 14	₪ 0.01		₪ 0.07		₪ 0.07	₪ 0.07		₪ 0.01
Retained earnings					$ (174,822)			$ (168,106)
Reverse stock split ratio		1-for-7 ratio		1-for-7 ratio
Gross proceeds	$ 27,500		$ 41,700
Proceeds from issue of ordinary shares	$ 25,469		$ 37,292
Cash and cash equivalents, short-term and restricted bank deposits					$ 41,700